Revenue - Additional Information (Detail) € in Thousands, $ in Millions								1 Months Ended	12 Months Ended
	Oct. 12, 2016 EUR (€)	Apr. 21, 2016 EUR (€)	Jan. 29, 2016 EUR (€)	Jul. 22, 2015 EUR (€)	Feb. 03, 2014 EUR (€)	Oct. 02, 2012 EUR (€)	Sep. 07, 2007 EUR (€)	Sep. 30, 2013 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of revenue [line items]
Up-front payment									€ 24,752		€ 52,311	€ 58,559
Milestone payment									€ 17,500		€ 18,400	€ 3,500
Abb Vie [Member]
Disclosure of revenue [line items]
Up-front payment | $										$ 175
Abb Vie [Member] | Top of range [member]
Disclosure of revenue [line items]
Licensing agreement | $								$ 840
Merck & Co [Member]
Disclosure of revenue [line items]
Up-front payment				€ 13,000	€ 20,000	€ 6,500
Research funding						2,000
Milestone payment	€ 1,000				€ 1,700,000
Research term				4 years	3 years
Merck & Co [Member] | Top of range [member]
Disclosure of revenue [line items]
Research funding					€ 10,700
Milestone payment				€ 338,500		€ 429,000
Boehringer Ingelheim [Member]
Disclosure of revenue [line items]
Milestone payment		€ 8,000	€ 8,000				€ 15,000